Consolidated Statement of Shareholders' Equity (USD $)	Ordinary Shares	Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Cumulative Deficit	Total
Paid-in Capital, beginning balance at Dec. 31, 2009		$ 21,674
Cumulative Deficit, beginning balance at Dec. 31, 2009				(988)
Ordinary Shares, beginning value at Dec. 31, 2009	7,500
Ordinary Shares, beginning amount at Dec. 31, 2009	7,500,000
Net Income (Loss)				(1,250)
Foreign Currency Translation			2,299
Paid-in Capital, ending balance at Dec. 31, 2010		21,674			21,674
Cumulative Deficit, ending balance at Dec. 31, 2010				(2,238)	(2,238)
Ordinary Shares, ending value at Dec. 31, 2010	7,500				7,500
Ordinary Shares, ending amount at Dec. 31, 2010	7,500,000				7,500,000
Net Income (Loss)				39,151	39,151
Foreign Currency Translation			1,381
Paid-in Capital, ending balance at Jun. 30, 2011		21,674			21,674
Cumulative Deficit, ending balance at Jun. 30, 2011				36,913	36,913
Ordinary Shares, ending value at Jun. 30, 2011	$ 7,500				$ 7,500
Ordinary Shares, ending amount at Jun. 30, 2011	7,500,000				7,500,000